Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ (35)	¥ 545
Net actuarial loss	(17,119)	(28,863)
Net transition obligation	0	0
Total recognized in accumulated other comprehensive loss, pre-tax	(17,154)	(28,318)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	1,277	1,446
Net actuarial loss	(15,344)	(12,293)
Net transition obligation	1	0
Total recognized in accumulated other comprehensive loss, pre-tax	¥ (14,066)	¥ (10,847)